AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Shares	Value
Common Stocks - 69.9%
Communication Services - 17.4%
Alphabet, Inc., Class C	150,000	$36,532,500
Bolloré SE (France)	41,000,000	232,516,520
Fox Corp., Class B	1,450,000	83,070,500
News Corp., Class A	1,250,000	38,387,500
The Walt Disney Co.	240,000	27,480,000
Warner Bros Discovery, Inc.*	1,899,500	37,097,235

Total Communication Services		455,084,255
Consumer Discretionary - 5.3%
eBay, Inc.	270,000	24,556,500
Hyundai Home Shopping Network Corp. (South Korea)	439,418	17,143,837
Hyundai Mobis Co., Ltd. (South Korea)	450,000	95,739,695

Total Consumer Discretionary		137,440,032
Consumer Staples - 11.6%
The Coca-Cola Co.	380,000	25,201,600
Ingredion, Inc.	300,000	36,633,000
Kenvue, Inc.	1,850,000	30,025,500
KT&G Corp. (South Korea)	600,000	57,154,911
PepsiCo, Inc.	460,000	64,602,400
The Procter & Gamble Co.	380,000	58,387,000
Tyson Foods, Inc., Class A	590,000	32,037,000

Total Consumer Staples		304,041,411
Energy - 10.7%
Canadian Natural Resources, Ltd. (Canada)[1]	6,800,000	217,328,000
ConocoPhillips	230,000	21,755,700
Diamondback Energy, Inc.	150,000	21,465,000
EOG Resources, Inc.	170,000	19,060,400

Total Energy		279,609,100
Financials - 3.1%
The Charles Schwab Corp.	840,000	80,194,800
Health Care - 2.0%
Johnson & Johnson	280,000	51,917,600
Industrials - 11.1%
Brenntag SE (Germany)	550,000	32,957,439
Cie de L'Odet SE (France)	12,846	20,606,071
L3Harris Technologies, Inc.	75,000	22,905,750
Lockheed Martin Corp.	45,000	22,464,450
Northrop Grumman Corp.	35,000	21,326,200
Samsung C&T Corp. (South Korea)	440,000	57,942,338
U-Haul Holding Co., Non-Voting Shares	1,640,000	83,476,000
	Shares	Value

Yuasa Trading Co., Ltd. (Japan)	800,000	$27,370,695

Total Industrials		289,048,943
Information Technology - 6.1%
Cognizant Technology Solutions Corp., Class A	600,000	40,242,000
Microsoft Corp.	230,000	119,128,500

Total Information Technology		159,370,500
Materials - 2.6%
Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	17,275,656
Olin Corp.	995,000	24,865,050
Reliance, Inc.	95,000	26,678,850

Total Materials		68,819,556

Total Common Stocks (Cost $1,157,826,958)		1,825,526,197

	Principal Amount
Corporate Bonds and Notes - 1.0%
Industrials - 1.0%
GrafTech Finance, Inc.
4.625%, 12/23/29[2]	$17,800,000	12,465,635
GrafTech Global Enterprises, Inc.
9.875%, 12/23/29[2]	15,200,000	12,958,000

Total Industrials		25,423,635

Total Corporate Bonds and Notes (Cost $29,887,842)		25,423,635

	Shares
Preferred Stocks - 21.1%
Consumer Discretionary - 4.8%
Hyundai Motor Co., 6.87% (South Korea)	428,620	50,895,650
Hyundai Motor Co., 6.91% (South Korea)	640,000	74,414,569

Total Consumer Discretionary		125,310,219
Consumer Staples - 0.7%
Amorepacific Corp., 2.83% (South Korea)	250,000	7,339,954
LG H&H Co., Ltd., 3.94% (South Korea)	118,000	9,672,469

Total Consumer Staples		17,012,423
Information Technology - 15.6%
Samsung Electronics Co., Ltd., 1.87% (South Korea)	8,600,000	408,164,724

Total Preferred Stocks (Cost $321,008,959)		550,487,366

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 8.1%
Joint Repurchase Agreements - 0.0%#,3
HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.210% total to be received $13,578 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 07/15/26 - 08/15/54, totaling $13,848)	$13,576	$13,576
JPMorgan Securities LLC, dated 09/30/25, due 10/01/25, 4.200% total to be received $25,575 (collateralized by various U.S. Treasuries, 4.125% - 4.500%, 12/31/31 - 05/31/32, totaling $26,083)	25,572	25,572
Natwest Markets Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $35,359 (collateralized by various U.S. Treasuries, 0.000% - 6.625%, 11/18/25 - 08/15/55, totaling $36,062)	35,355	35,355
RBC Dominion Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $11,381 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 10/23/25 - 08/15/55, totaling $11,608)	11,380	11,380

Total Joint Repurchase Agreements		85,883
U.S. Government Obligations - 4.4%
U.S. Treasury Bills, 3.940%, 10/02/25[4]	35,000,000	34,996,090
	Principal Amount	Value

U.S. Treasury Bills, 4.010%, 03/19/26[4]	$26,000,000	$25,544,489
U.S. Treasury Bills, 4.040%, 06/11/26[4]	26,000,000	25,347,164
U.S. Treasury Bills, 4.160%, 01/22/26[4]	29,000,000	28,654,170

Total U.S. Government Obligations		114,541,913
Repurchase Agreements - 1.9%
Fixed Income Clearing Corp., dated 09/30/25, due 10/01/25, 3.850% total to be received $49,243,266 (collateralized by a U.S. Treasury Note, 4.375%, 01/31/32, totaling $50,222,763)	49,238,000	49,238,000

	Shares
Other Investment Companies - 1.8%
JPMorgan U.S. Government Money Market Fund, IM Shares, 4.05%[5]	47,357,010	47,357,010

Total Short-Term Investments (Cost $211,134,434)		211,222,806
Total Investments - 100.1% (Cost $1,719,858,193)		2,612,660,004
Derivatives - (0.3)%[6]		(7,656,170)
Other Assets, less Liabilities - 0.2%		5,868,382
Net Assets - 100.0%		$2,610,872,216

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of this security, amounting to $76,735,960 or 2.9% of net assets, was out on loan to various borrowers and is collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $25,423,635 or 1.0% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Represents yield to maturity at September 30, 2025.
[5]	Yield shown represents the September 30, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[6]	Includes Exchange Traded Written Options. Please refer to the Open Exchange Traded Written Options table for the details.
Open Exchange Traded Written Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
Warner Bros Discovery, Inc. (Call)	$12.00	12/19/25	9,995	$19,520,235	$1,154,423	$(7,656,170)

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$222,567,735	$232,516,520	—	$455,084,255
Consumer Staples	246,886,500	57,154,911	—	304,041,411
Industrials	150,172,400	138,876,543	—	289,048,943
Energy	279,609,100	—	—	279,609,100
Information Technology	159,370,500	—	—	159,370,500
Consumer Discretionary	24,556,500	112,883,532	—	137,440,032
Financials	80,194,800	—	—	80,194,800
Materials	51,543,900	17,275,656	—	68,819,556
Health Care	51,917,600	—	—	51,917,600
Corporate Bonds and Notes†	—	25,423,635	—	25,423,635
Preferred Stocks†	—	550,487,366	—	550,487,366
Short-Term Investments
Joint Repurchase Agreements	—	85,883	—	85,883
U.S. Government Obligations	—	114,541,913	—	114,541,913
Repurchase Agreements	—	49,238,000	—	49,238,000
Other Investment Companies	47,357,010	—	—	47,357,010
Total Investments in Securities	$1,314,176,045	$1,298,483,959	—	$2,612,660,004
Financial Derivative Instruments - Liabilities
Equity Written Options	$(7,656,170)	—	—	$(7,656,170)
Total Financial Derivative Instruments	$(7,656,170)	—	—	$(7,656,170)

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2025, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2025, was as follows:
Country	% of Long-Term Investments
Canada	9.0
France	10.5
Germany	1.4
Japan	1.9
South Korea	32.4
United States	44.8
100.0

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$76,735,960	$85,883	$79,202,716	$79,288,599
The following table summarizes the securities received as collateral for securities lending at September 30, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.875%	10/15/25-11/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.